Restricted Stock Awards	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restricted Stock Awards
Restricted Stock Awards
12.	RESTRICTED STOCK AWARDS

On December 20, 2019, we held the 2019 Annual Meeting of Stockholders (the “Meeting”), at which our stockholders approved and adopted the Verb Technology Company, Inc. 2019 Omnibus Incentive Plan (the “Plan”).

A summary of restricted stock award activity for the three months ended March 31, 2020 is presented below.

		Weighted-
		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Non-vested at December 31, 2019	1,486,354	$1.36
Granted	-	-
Vested	(11,025)	1.36
Forfeited	-	-
Non-vested at March 31, 2020	1,475,329	$1.36

The total fair value of restricted stock award that vest during the three months ended March 31, 2020 was $241,000 and is included in selling, general and administrative expenses in the accompanying statements of operations. As of March 31, 2020, the amount of unvested compensation related to issuances of restricted stock award was $1,758,000 which will be recognized as an expense in future periods as the shares vest.

13.	RESTRICTED STOCK AWARDS

On December 20, 2019, we held the 2019 Annual Meeting of Stockholders (the “Meeting”), at which our stockholders approved and adopted the Verb Technology Company, Inc. 2019 Omnibus Incentive Plan (the “Plan”).

A summary of restricted stock award activity for the years ended December 31, 2019 and 2018 are presented below.

Weighted-
Average
Grant Date
	Shares	Fair Value

Non-vested at December 31, 2017	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2018	-	-
Granted	1,923,001	1.36
Vested	(436,647)	1.36
Forfeited	-	-
Non-vested at December 31, 2019	1,486,354	$1.36

A summary of option activity for the years ended December 31, 2019 and 2018 are presented below.

On December 23, 2019, the Company granted 1,923,001 restricted stock awards to employees and directors. The restricted stock awards vest starting on grant date through January 10, 2022. These restricted stock awards were valued based on market value of the Company’s stock price at the date of grant and had aggregate fair value of $2,615,000.

The total fair value of restricted stock award vested during the year ended December 31, 2019 was $616,000 respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Operations. As of December 31, 2019, the amount of unvested compensation related to issuances of restricted stock award was $1,999,000 which will be recognized as an expense in future periods as the shares vest. When calculating basic net income (loss) per share, these shares are included in weighted average common shares outstanding from the time they vest. When calculating diluted net income (loss) per share, these shares are included in weighted average common shares outstanding as of their grant date.